Liability in Respect of Government Grants (Details Textual) - NIS [Member] - USD ($) $ in Thousands		1 Months Ended
	Dec. 22, 2015	May 31, 2017	Feb. 28, 2017	Sep. 30, 2014
Statement Line Items [Line Items]
Total approved budget for development project	$ 4,400	$ 5,221	$ 1,400	$ 3,700
Percentage of financing from the government	50.00%	30.00%	50.00%	50.00%
Royalties				3.00%
Discount rate	19.50%	19.00%	19.00%	30.00%